DWS Government and Agency Securities Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
Government Cash Managed Shares [Member] | DWS Government and Agency Securities Portfolio | Government Cash Managed Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0